Dreyfus Investment Grade Funds, Inc.

-Dreyfus Intermediate Term Income Fund (the "Fund")

Incorporated herein by reference is the definitive version of the above-referenced Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 2, 2013 (SEC Accession No. 0000889169-13-000015).